Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and accrued liabilities

Accounts Payable and Accrued Liabilities
($ millions)	December 31, 2017	December 31, 2016
Trade payables	950	762
Accrued liabilities	1,791	1,275
Dividend payable (note 19)	9	9
Stock-based compensation	30	17
Derivatives due within one year	115	61
Other	138	102
End of year	3,033	2,226